Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2021
Organization and Principal Activities
Summary of Principal Subsidiaries and VIEs

As of December 31, 2021, the Company’s principal subsidiaries and VIEs are as follows:

			Percentage
			of direct
	Date of	Place of	or indirect	Principle
Name of subsidiaries and VIEs	establishment/acquisition	incorporation	ownership	activities
Subsidiaries of the Company:
ECMOHO (Hong Kong) Health Technology Limited (“ECMOHO HK”)	Established on June 27, 2018	Hong Kong	100.00%	Investment holding
Shanghai ECMOHO Health Biotechnology Co. Limited (“ECMOHO Shanghai”)	Established on December 23, 2011	PRC	100.00%	Product sales and services
Jianyikang Health Technology (Shanghai) Co., Limited	Established on May 21, 2018	PRC	100.00%	Product sales
Ecmoho (Hong Kong) Limited	Established on April 1, 2015	Hong Kong	100.00%	Product sales and services
Import It Corp.	Established on September 4, 2012	BVI	100.00%	Product sales and services
Shanghai Tonggou Information Technology Co., Limited	Established on May 20, 2013	PRC	100.00%	Product sales and services
Yijiasancan (Shanghai) E-commerce Co., Ltd.	Established on August 21, 2013	PRC	100.00%	Product sales and services
Shanghai Hengshoutang Health Technology Co., Limited	Established on April 11, 2016 and divested in October 2020	PRC	70.00%	Product sales
Qinghai Hengshoutang Plateau Medicine Co., Limited	Acquired on March 21, 2017 and divested in October 2020	PRC	70.00%	Product sales
Shanghai Jieshi Technology Co., Limited	Acquired on December 16, 2016 and disposed in July 2020	PRC	100.00%	Product sales
Shanghai ECMOHO Health Technology Co., Limited	Established on May 5, 2015	PRC	100.00%	Product sales
Hangzhou Duoduo Supply Chain Management Co., Limited	Acquired on April 25, 2017	PRC	100.00%	Bonded area warehousing
ECMOHO Co., Ltd. (Korea)	Established on August 27, 2018	Korea	100.00%	Product sales
Yi Ling (Shanghai) Information Technology Co., Limited	Established on August 30, 2018	PRC	100.00%	Intercompany services
Xianggui (Shanghai) Biotechnology Co., Ltd.	Established on September 28, 2018 and divested in April 2020	PRC	60.00%	Product sales and services
Shanghai Juyi Information Technology Co., Ltd. (1)	Established on October 15, 2018 and divested in September 2021	PRC	100.00%	Product sales and services
Yipinda (Shanghai) Health Technology Co., Ltd.	Established on February 27, 2019	PRC	100.00%	Product sales
ECMOHO Co., Ltd. (Japan) (2)	Established on July 15, 2016, dissolved in August 2021	Japan	100.00%	Inactive
Ecmoho USA Ltd.	Established on October 26, 2017	USA	100.00%	Inactive
Shanghai Yiheng Yimei Biotechnology Co., Ltd. (Yimei Biotech) (2)	Established on September 22, 2020, dissolved in July 2021	PRC	51.00%	Inactive
Shanghai Kailing Health Technology Co., Ltd. (Kailing)	Established on March 5, 2020	PRC	51.00%	Product sales
Shanghai Ranyao Digital Media Technology Co., Ltd. (Ranyao)	Established on September 30, 2020, increased ownership to 90% in October 2021	PRC	90.00%	Startup
Guangzhou ECMOHO Health Technology Co., Limited (Guangzhou Yiheng) (2)	Established on August 14, 2020, dissolved in July 2021	PRC	51.00%	Inactive
Shanghai Hengcang Supply Chain Management Co., Ltd.	Established on August 1, 2018	PRC	100.00%	Warehousing service
Zhengzhou ECMOHO Health Technology Co., Ltd. (2)	Established on July 6, 2015, dissolved in July 2021	PRC	100.00%	Inactive
ECMOHO (Hong Kong) Development Limited (“ECMOHO Development”)	Established on December 28, 2020	Hong Kong	100.00%	Startup
ECMOHO (Hong Kong) Information Management Limited (“ECMOHO Information Management”)	Established on December 28, 2020	Hong Kong	100.00%	Startup
Shanghai Kangyao Technology Co., Limited	Established on January 8, 2021	PRC	51.00%	Product sales
Shanghai Ranyi Information Technology Co., Limited	Established on January 14, 2021	PRC	51.00%	Product sales and services
Wuhu Hengcang Supply Chain Management Co., Limited	Established on January 18, 2021	PRC	100.00%	Storage service
Shanghai Yiyao Information Technology Co., Limited	Established on January 11, 2021	PRC	51.00%	Product sales
Shanghai Boyi Information Technology Co., Limited (1)	Established on January 14, 2021 and divested in April 2021	PRC	51.00%	Product sales
Y Tech (Hong Kong) Health Technology Limited	Established on January 22, 2021	Hong Kong	51.00%	Inactive
May Sky (Hong Kong) Health Management Limited	Established on January 20, 2021	Hong Kong	51.00%	Inactive
ECMOHO (Hong Kong) International Trade Company Limited	Established on January 4, 2021	Hong Kong	51.00%	Inactive
Variable Interest Entity (“VIE”):
Shanghai Yibo Medical Device Co., Ltd (“Yibo or Yibo VIE”)	Established on April 21, 2017	PRC	100.00%	Operates the Company’s own online e-commerce platform
Yang Infinity (Shanghai) Biotechnology Co., Limited (“Yang or Yang VIE”)	Established on November 15, 2018 and divested in April 2020	PRC	60.00%	Product sales
Subsidiary of Variable Interest Entity (“VIE subsidiary”):
Yinchuan Xianggui Internet Hospital Co., Ltd	Established on May 17, 2019 and divested in April 2020	PRC	60.00%	Product sales

Summary of Assets, Liabilities, Results of Operations and Cash Flows of VIEs and its Subsidiary

The following table sets forth the assets, liabilities, results of operations and cash flows of VIEs and its subsidiary, which are included in the Group’s consolidated financial statements. Transactions between the VIEs and VIE subsidiary are eliminated in the balances presented below:

	As of December 31,
	2020	2021
	US$	US$
Assets
Current assets
Cash and cash equivalents	5,511	9,570
Prepayments and other current assets	11,238	11,601
Total current assets	16,749	21,171
Total assets	16,749	21,171
Liabilities
Current liabilities
Salary and welfare payables	4,604	5,280
Tax payables	250	—
Accrued liabilities and other current liabilities	122,915	223,106
Total current liabilities	127,769	228,386
Total liabilities	127,769	228,386

	Year Ended December 31,
	2019	2020	2021
	US$	US$	US$
Net revenues	29,122	66,612	—
Net losses	(544,953)	(161,892)	(92,497)

	Year Ended December 31,
	2019	2020	2021
	US$	US$	US$
Net cash (used in)/provided by operating activities	(434,616)	763	3,884
Net cash provided by/(used in) financing activities	484,980	(25,636)	—
Net increase/(decrease) in cash and cash equivalents	50,364	(24,873)	3,884